Share-Based Payments (Summary Of Restricted Stock Award Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation [Abstract]
NON-VESTED, Beginning of year, shares	527
NON-VESTED, Beginning of year, weighted average grant date fair value	$ 40.44
Granted (shares)	350
Per share weighted average grant date fair value of restricted stock granted	$ 55.94	$ 45.86	$ 33.34
Vested, shares	(195)
Vested, weighted average grant date fair value	$ 38.72
Forfeited, shares	(78)
Forfeited, weighted average grant date fair value	$ 48.63
NON-VESTED, end of period, shares	604	527
NON-VESTED, end of period, weighted average grant date fair value	$ 48.95	$ 40.44